Net Defined Benefit Liabilities - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of net defined benefit liability (asset) [Line Items]
Expected contributions to post-employment benefit plans	₩ 281,118
Weighted average duration of the defined benefit obligations	6 years